Other Liabilities, Provisions and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Schedule of Other Current Financial Liabilities	26.1 Other current financial liabilities

	2020	2019
Sundry creditors	Ps. 1,018	Ps. 482
Derivative financial instruments	930	802
Total	Ps. 1,948	Ps. 1,284

Summary of Provisions and Other Non-current Liabilities
26.2 Provisions and other non-current liabilities

	2020	2019
Provisions	Ps. 5,100	Ps. 7,983
Taxes payable	67	227
Other (1)	2,144	581
Total	Ps. 7,311	Ps. 8,791
(1) This amount includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).

Summary of Other Non-current Financial Liabilities	26.3 Other non-current financial liabilities

	2020	2019
Derivative financial instruments	Ps. 571	Ps. 1,436
Security deposits	363	461
Total	Ps. 934	Ps. 1,897

Schedule of Provisions Recorded in Consolidated Statement of Financial Position	The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2020 and 2019:

	2020	2019
Taxes	Ps. 2,540	Ps. 4,696
Labor	1,681	2,222
Legal	879	1,065
Total (1)	Ps. 5,100	Ps. 7,983
(1) As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 14.

Summary of Changes in Provisions

	2020	2019	2018
Balance at beginning of the period	Ps. 4,696	Ps. 5,038	Ps. 6,717
Penalties and other charges	—	1	7
New contingencies	186	368	178
Cancellation and adjustments	(152)	(247)	(44)
Contingencies added in business combinations	—	—	104
Payments	(187)	(68)	(110)
Reversal of indemnifiable items (1)	(1,177)	—	—
Effect of foreign currency exchange rates	(826)	(396)	(951)
Philippines disposal	—	—	(863)
Balance at end of the period	Ps. 2,540	Ps. 4,696	Ps. 5,038
(1) This amount includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013), see Note 26.2.
26.5.2 Labor

	2020	2019	2018
Balance at beginning of the period	Ps. 2,222	Ps. 2,340	Ps. 2,365
Penalties and other charges	228	249	279
New contingencies	227	465	205
Cancellation and expiration	(51)	(273)	(109)
Contingencies added in business combinations	—	44	289
Payments	(561)	(401)	(20)
Effects of foreign currency exchange rates	(384)	(202)	(669)
Balance at end of the period	Ps. 1,681	Ps. 2,222	Ps. 2,340
26.5.3 Legal

	2020	2019	2018
Balance at beginning of the period	Ps. 1,065	Ps. 920	Ps. 1,985
Penalties and other charges	8	94	86
New contingencies	193	128	61
Cancellation and expiration	(141)	(45)	(9)
Contingencies added in business combinations	—	77	67
Payments	(111)	(44)	(251)
Effect of foreign currency exchange rates	(135)	(65)	(135)
Philippines disposal	—	—	(884)
Balance at end of the period	Ps. 879	Ps. 1,065	Ps. 920